Income Taxes - Additional Information (Detail) - KRW (₩) ₩ in Billions	1 Months Ended
	Jul. 31, 2019	Jun. 30, 2019
Major components of tax expense (income) [abstract]
Additional tax expense		₩ 127.1
Amount involved in double taxation avoidance agreement	₩ 109.2